SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Accumulated amortization	$ (217,828)	$ (191,813)
Impairment	(568,667)	(475,265)
Intangible assets, net		150,576
Software Development [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, gross	662,075	706,320
Design Right [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, gross	101,578	111,334
Patents [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, gross	$ 22,842